Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 23,318	$ 40,698	$ 68,154
Cost of revenue	20,638	37,855	67,794
Gross profit (loss)	2,680	2,843	360
Operating expenses:
Research and development	5,783	9,532	12,836
General and administrative	13,957	20,723	25,106
Sales and marketing	1,481	2,709	5,842
Foreign exchange loss (gain)	(5,365)	6,227	1,040
Depreciation and amortization (note 9)	515	661	1,153
Loss on sale of assets	0	703	0
Impairment of long-lived assets (note 9)	538	0	0
Cost of revenue and expenses	16,909	40,555	45,977
Loss from continuing operations	(14,229)	(37,712)	(45,617)
Loss from investments accounted for by the equity method (notes 8 and 17)	(15,845)	(6,715)	0
Gain on deconsolidation	0	15,198	0
Loss on sale of investment	0	(352)	0
Loss on extinguishment of royalty payable	0	0	(2,909)
Interest on long-term debt and accretion of royalty payable	(613)	(1,083)	(1,724)
Impairment of long-term investment	0	0	(413)
Interest and other income, net of bank charges	1,259	(88)	2,572
Loss before income taxes	(29,428)	(30,752)	(48,091)
Income tax expense (recovery) (note 14(a)):
Current	143	481	344
Deferred	0	35	(17)
Income tax expense (recovery)	143	516	327
Net loss from continuing operations	(29,571)	(31,268)	(48,418)
Net income (loss) from discontinued operations (note 5)	(32,055)	9,427	(1,300)
Net loss for the year	(61,626)	(21,841)	(49,718)
Other comprehensive income (loss):
Cumulative translation adjustment	4,898	(2,535)	4,473
Reclassification of accumulated foreign currency translation on deconsolidation	(10,070)	0	0
Ownership share of equity method investments' other comprehensive loss	(1,898)	(113)	0
Other comprehensive income (loss)	(7,070)	(2,648)	4,473
Comprehensive loss	$ (68,696)	$ (24,489)	$ (45,245)
Loss per share:
From continuing operations - basic (in dollars per share)	$ (1.71)	$ (1.81)	$ (2.82)
From continuing operations - diluted (in dollars per share)	(1.71)	(1.81)	(2.82)
From discontinued operations - basic (in dollars per share)	(1.85)	0.55	(0.08)
From discontinued operations - diluted (in dollars per share)	(1.85)	0.55	(0.08)
Net loss per share, basic (in dollars per share)	(3.56)	(1.26)	(2.90)
Net loss per share, diluted (in dollars per share)	$ (3.56)	$ (1.26)	$ (2.90)
Weighted average common shares outstanding:
Basic (in shares)	17,343,595	17,248,090	17,173,016
Diluted (in shares)	17,343,595	17,248,090	17,173,016